Amounts Payable and Other Liabilities (Tables)	12 Months Ended
Jul. 31, 2019
Amounts Payable And Other Liabilities
Disclosure of Information About Amounts Payable
	July 31, 2019	July 31, 2018
Amounts payable	$2,062	–